Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (1,021,766)	$ (410,404)	$ (1,324,972)	$ (767,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	534	800	1,066	1,614
Stock based compensation			543,479	274,145
Loss on sale of marketable securities	6,504
Imputed interest	83,112		6,156
Inventory impairment	128,640
Contributed services				11,685
Net change in:
Accounts receivable	(53,700)
Inventory	(743,614)	(78,840)	(37,547)	(80,759)
Other assets	(34,211)	(2,461)	(2,461)
Accounts payable and accrued expenses	(52,154)	59,698	82,537	50,623
Deferred revenue	175,631	253,856	153,227	47,625
Net Cash used in Operating Activities	(1,511,024)	(177,351)	(578,515)	(420,958)
Cash Flows from Investing Activities
Proceeds from sale of marketable securities	193,500
Purchase of Property and Equipment		(5,341)	5,341
Cash overdraft			(1,082)	1,082
Net Cash used in Investing Activities	193,500	(5,341)	(6,423)	1,082
Cash Flows from Financing Activities
Proceeds from convertible notes payable	1,575,000	100,000	1,743,500	250,000
Payments on convertible notes payable				(25,000)
Proceeds from notes payable				548,451
Payments on notes payable	(75,471)	(102,184)	(102,184)	(358,967)
Payments related to reverse acquisition and re-purchase of shares	(340,000)		(110,000)
Proceeds from the sale of common stock		200,000	199,996
Net cash provided by financing activities	1,159,529	197,816	1,731,312	414,484
Net Change in Cash and Cash Equivalents	(157,995)	15,124	1,146,374	(5,392)
Cash and Cash Equivalents, Beginning of Period	1,146,374			5,392
Cash and Cash Equivalents, End of Period	988,379	15,124	1,146,374
Cash Paid For: Interest
Cash Paid For: Taxes
Non-cash transactions:
Recapitalization related to reverse merger	1,642,118
Common stock issued to settle convertible notes payable		$ 100,000	100,000	375,000
Common stock issued in exchange for marketable securities			$ 200,004